Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Draft Kings Inc
Schedule of Geographical Areas

	Years ended December 31,
	2019	2018	2017
United States	$318,144	$219,415	$187,261
Other	5,266	6,862	4,583
Total revenue	$323,410	$226,277	$191,844